RISK MANAGEMENT - Structural interest rate risk - Interest bearing assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	292,106,509	295,152,761
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,944,746	139,338,308
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,595,865	54,702,965
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	56,455,622	62,373,114
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,884,143	37,354,237
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118,499,282	108,506,577
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,671,597	32,215,868
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	243,432,271	251,981,889
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,252,615	39,162,618
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	184,225,973	190,129,486
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105,824,421	110,756,010
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	108,308,984	115,414,643
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,886,960	27,568,609
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,255,304	47,408,803
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,293,877	46,834,101
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,022,924	12,085,311
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,736,879	9,086,428
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,777,516	705,055
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,777,516	705,055
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	56,791,437	57,810,307
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	60,456,213	61,976,325
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,839,426	51,053,732
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	683,307	828,680
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,648,975	5,666,008
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,523,849	10,058,687
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,600,082	45,422,950
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,609,555	21,562,412
Mortgages [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,111,710	22,035,727
Mortgages [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,535,268	17,890,763
Mortgages [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,143	58,686
Mortgages [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	512,333	4,022,386
Mortgages [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,083,682	931,590
Mortgages [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,479,552	17,023,065
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	560	757
Microcredit [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,520	4,375
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	605	1,424
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	802	1,342
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	114	151
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,059
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	604	823
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,926,393	2,230,108
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,652	15,598
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	401,057	356,931
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		5,845
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,525,336	1,873,177
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,264,116	21,886,987
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,097,591	20,163,214
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,055,436	28,472,926
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,635,437	4,181,835
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,843,399	767,956
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,103,830	5,902,022
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,407,481	10,328,881
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,963,450	2,540,937
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,351,209	5,563,208
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		94,850
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,890,797	2,604,222
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,963,451	2,446,087
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,493,978	11,415,593
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	169,009	39,959
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,985	267,185
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,919,857	481,862
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,361,993	11,148,408
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,663,229	22,455,307
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	231,040	18,733
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	831,844	949,667
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,561,688	4,576,159
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 22,831,385	$ 21,505,639